Long-Term Debt (Narrative) (Details)		12 Months Ended
	Aug. 30, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Aug. 14, 2013 USD ($)
Debt Instrument [Line Items]
Senior notes		$ 492,443,000	$ 491,578,000		$ 500,000,000
Cash dividend to former parent		0	650,000,000	$ 0
Repayments of long-term debt		$ 70,000,000	$ 81,170,000	$ 42,000
Fixed charge coverage ratio		1.30
Fixed charge coverage ratio threshold, percentage of aggregate facility commitments and borrowing base		17.50%
Fixed charge coverage ratio threshold, amount of aggregate facility commitments and borrowing base		$ 70,000,000
Secured debt to EBITDA ratio		450.00%
Net income and retained earnings free of restrictions		$ 107,500,000
Dividend restrictions		After giving effect to the applicable restrictions on certain payments, which could include dividends under the credit agreement (which restrictions are only applicable when availability under the credit agreement does not exceed the greater of 25% of the lesser of the revolving commitments and the borrowing base and $100 million (and if availability under the credit agreement does not exceed the greater of 40% of the lesser of the revolving commitments and the borrowing base and $150 million, then our fixed charge coverage ratio must be at least 1.0 to 1.0)) and the indenture, and subject to compliance with applicable law. As of December 31, 2014, the Company had approximately $107.5 million of its net income and retained earnings free of such restrictions.
Asset-Based Loan Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 450,000,000
Term Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		150,000,000
Proceeds borrowed from credit facility	$ 150,000,000
Quarterly principal payment			10.00%
Incremental Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		200,000,000
Swing Line [Member]
Debt Instrument [Line Items]
Line of credit facility, sublimit		75,000,000
Letter Of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, sublimit		$ 200,000,000
Cash [Member]
Debt Instrument [Line Items]
Percentage of asset available to borrow against		100.00%
Credit Card Receivables [Member]
Debt Instrument [Line Items]
Percentage of asset available to borrow against		90.00%
Investment Grade Accounts [Member]
Debt Instrument [Line Items]
Percentage of asset available to borrow against		90.00%
Other Accounts [Member]
Debt Instrument [Line Items]
Percentage of asset available to borrow against		85.00%
Midstream Refined Products Inventory [Member]
Debt Instrument [Line Items]
Percentage of asset available to borrow against		80.00%
Refined Retail Products Inventory [Member]
Debt Instrument [Line Items]
Percentage of asset available to borrow against		75.00%
Retail Merchandise Inventory [Member]
Debt Instrument [Line Items]
Percentage of asset available to borrow against		70.00%
Percentage of net orderly liquidation value available to borrow against		85.00%
Federal Funds Rate [Member]
Debt Instrument [Line Items]
Spread over variable rate		0.50%
LIBO Rate [Member]
Debt Instrument [Line Items]
Spread over variable rate		1.00%
Minimum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio		1
Period for fixed charge coverage ratio threshold		3 days
Dividend restriction threshold as a percentage of revolving commitments and borrowing base		25.00%
Dividend restriction threshold as amount of availability		$ 100,000,000
Minimum [Member] | LIBO Rate [Member] | Asset-Based Loan Facility [Member]
Debt Instrument [Line Items]
Spread over variable rate		1.50%
Minimum [Member] | LIBO Rate [Member] | Term Facility [Member]
Debt Instrument [Line Items]
Spread over variable rate		2.75%
Minimum [Member] | Alternative Base Rate [Member] | Asset-Based Loan Facility [Member]
Debt Instrument [Line Items]
Spread over variable rate		0.50%
Minimum [Member] | Alternative Base Rate [Member] | Term Facility [Member]
Debt Instrument [Line Items]
Spread over variable rate		1.75%
Maximum [Member]
Debt Instrument [Line Items]
Dividend restriction threshold as a percentage of revolving commitments and borrowing base with consideration of fixed charge coverage ratio		40.00%
Dividend restriction threshold as amount of availability with consideration of fixed charge coverage ratio		$ 150,000,000
Maximum [Member] | LIBO Rate [Member] | Asset-Based Loan Facility [Member]
Debt Instrument [Line Items]
Spread over variable rate		2.00%
Maximum [Member] | LIBO Rate [Member] | Term Facility [Member]
Debt Instrument [Line Items]
Spread over variable rate		3.00%
Maximum [Member] | Alternative Base Rate [Member] | Asset-Based Loan Facility [Member]
Debt Instrument [Line Items]
Spread over variable rate		1.00%
Maximum [Member] | Alternative Base Rate [Member] | Term Facility [Member]
Debt Instrument [Line Items]
Spread over variable rate		2.00%
Term 1 [Member] | LIBO Rate [Member]
Debt Instrument [Line Items]
Interest period		1 month
Term 2 [Member] | LIBO Rate [Member]
Debt Instrument [Line Items]
Interest period		2 months
Term 3 [Member] | LIBO Rate [Member]
Debt Instrument [Line Items]
Interest period		3 months
Term 4 [Member] | LIBO Rate [Member]
Debt Instrument [Line Items]
Interest period		6 months